[Front cover]



THE COLONIAL FUND        Semiannual report

 April 30, 1998










          ---------------------------------
          Not FDIC       May Lose Value
          Insured        No Bank Guarantee
          ---------------------------------

                          THE COLONIAL FUND HIGHLIGHTS
                        NOVEMBER 1, 1997 - APRIL 30, 1998

Investment Objective: The Colonial Fund seeks primarily income and capital growth and, secondarily, capital preservation.

The Fund is Designed to Offer:
   [checkmark] Long-term investment returns
   [checkmark] Above-average value for your dollars
   [checkmark] Reasonable protection in down markets and broad diversification [checkmark] Quarterly dividend income

Portfolio Manager Commentary: "The Fund continued to perform well over the past six months--achieving favorable returns during our transition to a more balanced approach. Successful stock picking and strategic fixed-income management should enable the Fund to provide conservative investors with competitive total return potential with lower risk than pure stock funds."
                                                        -- Portfolio Management

                         The Colonial Fund Performance(1)



                                              Class A(2)    Class B     Class C

Inception dates                                4/30/82      5/5/92      8/1/97
--------------------------------------------------------------------------------
Six-month distributions declared per share     $1.570       $1.528      $1.540
--------------------------------------------------------------------------------
Six-month total returns, assuming              13.33%       12.93%      12.94%
reinvestment of all distributions
and no sales charge or contingent
deferred sales charge (CDSC)
--------------------------------------------------------------------------------
Net asset values per share on 4/30/98          $10.92       $10.90      $10.90


Top Five Equity Holdings                     Top Five Equity Sectors
(as of 4/30/98)                              (as of 4/30/98)
--------------------------------------------------------------------------------
1. Bristol-Myers Squibb, Co.   2.4%          1. Financial                  16.2%
2. Textron, Inc.               2.1%          2. Capital Goods               8.9%
3. Merrill Lynch & Co., Inc.   1.9%          3. Consumer Cyclicals          7.6%
4. Sears Roebuck &Co.          1.8%          4. Health Care                 7.3%
5. Compaq Computer Corp.       1.8%          5. Technologies                6.7%


(1) For more information about Class Z share performance, please call Colonial at 1-800-345-6611.
(2) Date fund adopted current investment objective.
    Holdings and sector breakdowns are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to hold these securities or invest in these sectors in the future.
    Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon Colonial's defined criteria used in the investment process.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

[Photo of Harold W. Cogger]

I am pleased to present your Fund's semiannual report for the six-month period ended April 30, 1998.

The economic environment we are enjoying couldn't be healthier for corporate America. With low interest rates, low unemployment and low inflation, companies in a variety of industries have continued to prosper. The U.S. stock market also continued to reach new heights over the past six months, providing equity investors with strong returns. I'm happy to report that The Colonial Fund performed well during this period.

In an environment where broad stock market indexes have produced record gains, risk management is a sensible strategy, particularly for conservative investors. A balanced fund that seeks a combination of income and growth of capital, The Colonial Fund is also managed with capital preservation as a secondary objective. With approximately two thirds of its portfolio invested in equities, the Fund is designed to give investors a measured degree of stock market exposure. By investing a portion of its assets in bonds, the Fund seeks to provide a cushion in the event that markets become more volatile or experience a downturn. This is a benefit that is unique to balanced funds.

Another way that we seek to manage risk in all Colonial equity funds is through the use of a consistent and disciplined investment philosophy we call New Value(R). While maintaining diversification across a wide variety of industries, we search for stocks of companies with a consistent track record of operating performance, favorable future growth prospects and attractive current prices relative to their industry. It's a strategy that has served our shareholders well.

For long-term investors who are interested in pursuing growth potential in a conservative manner, The Colonial Fund remains a viable choice for your investment portfolio.

The following report will provide you with more detailed information about the Fund, its performance and the types of investments it has made. Thank you for choosing The Colonial Fund for your investment portfolio and for the opportunity to serve your investment needs.

Respectfully,

/s/ Harold W. Cogger

Harold W. Cogger
President
June 9, 1998

As market and economic conditions change, there can be no assurance that the trends described above and on the pages that follow will continue.

                           PORTFOLIO MANAGEMENT REPORT

John Lennon and Gordon Johnson co-manage the equity portion of The Colonial Fund and are vice presidents of Colonial Management Associates, Inc. Leslie Finnemore and William Hill co-manage the fixed-income portion of the Fund and are vice presidents of Colonial Management Associates, Inc. The following is a discussion of the Fund's performance for the six-month period ended April 30, 1998.

Over the past six months, U.S. equity markets continued their climb. Large-cap stocks, as measured by the S&P 500 Index, gained 22.50% through April 30, 1998, while mid-cap stocks, based on the S&P 400 Index, gained 19.17%. During the same period, Class A shares of The Colonial Fund had a 13.33% total return, based on net asset value. This strong performance places the Fund in the top quartile of its peer group.(1)

A well-positioned fund for 1998
As noted in our last report, we were in the process of increasing the Fund's fixed-income holdings and trimming the Fund's allocation to stocks. Based on this larger commitment to bonds, the Fund added two fixed-income managers who bring a wealth of knowledge and expertise to the Fund's management team. This move helped align the Fund within the "Balanced Fund" category while enabling it to remain true to its long-term defensive strategy. After some minor adjustments to our weightings in late 1997, we began 1998 with Fund allocations of 65% stocks and 35% bonds and cash.

Broad equity markets still performing well
At the end of the period, the Fund's equity allocation remained at about 65% with approximately two-thirds of total equities invested in large-cap stocks and one-third in mid-cap stocks. Roughly one-fifth of the Fund's total equity holdings were in foreign stocks.

In managing the equity portion of the portfolio, we continue to group our equity holdings into three categories: stocks that offer value, defensive stocks, and stocks that offer growth at a reasonable price.

In the value category, we invest in stocks of companies that, in comparison to their peers, appear reasonably priced based on a variety of measures. One stock that has performed well for the Fund is Ford Motor Company (0.5% of the portfolio's total net assets). We bought shares of Ford back in April 1997; at the end of April 1998, the price had increased 99%. We define defensive stocks as those of companies that historically have shown a stable pattern of earnings growth. One example is Kroger (0.5% of portfolio's total net assets), a well run and strongly positioned grocery store chain. We first bought shares back in April 1997. As of April 30, 1998, the stock price increased 52%. In the growth category we look for companies with favorable valuation of anticipated business and growth prospects. Another stock that's been a winner for us is United Health Care (0.3% of portfolio's total net assets), the nation's third largest managed care company. Purchased in mid-January this year, the stock rose 47% during the period.

We remain dedicated to maintaining broad diversification across a variety of industries and sectors. Two areas that produced favorable results for us over the last six months include health care and financial services. One stock that contributed nicely to the Fund's total return over the last six months was PaineWebber (1.0% of portfolio's total net assets), up a little more than 53% during the period. Within the health care sector, Merck (1.7% of portfolio's total net assets) and Pfizer (0.4% of portfolio's total net assets) were two pharmaceutical stocks that performed well for us. Merck was up 36% and Pfizer rose 61% during the period.

Getting the most out of today's bond market
In the fixed-income portion of the Fund, we have continued our focus on higher quality bonds. We were able to pursue higher returns by moving money into a combination of corporate bonds, asset-backed securities and non-agency mortgage-backed securities. This diversified approach has enabled us to take advantage of attractive returns within various sectors of the bond market. Going forward, we expect to continue this strategy to provide competitive returns with below average market risk.

Careful security selection is as important as ever
We feel it will be difficult for domestic equities to continue growing at the pace they have over the last few years. Should current economic conditions remain relatively stable--with low inflation, low unemployment and low interest rates--well-managed companies have the ability to maintain reasonable growth in earnings. It is also our belief that regardless of where broad markets may head, opportunity will always exist within a variety of industries. Current market conditions help underscore the importance of careful security selection through a very disciplined and proven investment approach.











(1) Source: Lipper Analytical Services, Inc. Lipper rankings are based on the Lipper Balanced Funds category. The Fund's Class A shares ranking for the six-month period is in the first quartile (ranked 81 out of 393 funds), for the one-year period is in the first quartile (ranked 20 out of 365 funds), in the first quartile for the five-year period (ranked 8 out of 123 funds) and in the first quartile for the ten-year period (ranked 9 out of 52 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

                  The Colonial Fund Investment Performance vs.
                       Standard & Poor's Mid-Cap 400 Index
               Change in Value of $10,000 from 4/30/88 -- 4/30/98
                     Based on NAV and POP for Class A Shares


------------------------------- [MOUNTAIN CHART] -------------------------------

                        S&P 400         NAV            POP
                        -------         ---            ---
    Apr 30, 88           10000         10000          10000
    Jul 31, 88           10215         10338           9743
    Oct 31, 88           10430         10743          10126
    Jan 31, 89           11365         11252          10605
    Apr 30, 89           12286         11813          11134
    Jul 31, 89           13584         12769          12035
    Oct 31, 89           13623         12587          11863
    Jan 31, 90           13202         12217          11515
    Apr 30, 90           13429         12311          11603
    Jul 31, 90           14462         12973          12227
    Oct 31, 90           11798         11179          10536
    Jan 31, 91           14765         12537          11816
    Apr 30, 91           16820         13639          12855
    Jul 31, 91           17706         14304          13481
    Oct 31, 91           19284         14671          13828
    Jan 31, 92           20902         15402          14517
    Apr 30, 92           20191         15995          15076
    Jul 31, 92           20783         16353          15412
    Oct 31, 92           21062         16087          15162
    Jan 31, 93           23273         17513          16506
    Apr 30, 93           23118         17973          16939
    Jul 31, 93           24246         18504          17440
    Oct 31, 93           25597         19337          18226
    Jan 31, 94           26802         20233          19070
    Apr 30, 94           25385         19261          18153
    Jul 31, 94           25101         19302          18192
    Oct 31, 94           26206         19481          18361
    Jan 31, 95           25517         19343          18231
    Apr 30, 95           27870         21201          19982
    Jul 31, 95           31248         23173          21841
    Oct 31, 95           31765         23713          22350
    Jan 31, 96           33550         25376          23917
    Apr 30, 96           36178         26159          24655
    Jul 31, 96           33672         25190          23742
    Oct 31, 96           37276         27533          25950
    Jan 31, 97           40898         29562          27862
    Apr 30, 97           39841         29655          27950
    Jul 31, 97           48952         35329          33298
    Oct 31, 97           49453         34921          32913
    Jan 31, 98           51141         36241          34157
    Apr 30, 98           58932         39576          37301

--------------------------------------------------------------------------------

                      Current Value of a $10,000 investment
                                 Made on 4/30/88
--------------------------------------------------------------------------------
   Class A Shares               Class B Shares                 Class C Shares
  NAV         POP              NAV       w/CDSC             NAV          w/CDSC
--------------------------------------------------------------------------------
$39,576     $37,301          $37,843     $37,843          $39,382        $39,382
--------------------------------------------------------------------------------


                          Average Annual Total Returns
                                  As of 4/30/98
--------------------------------------------------------------------------------
               Class A Shares          Class B Shares            Class C Shares
Inception         4/30/82(1)               5/5/92                     8/1/97
               NAV       POP           NAV     w/CDSC            NAV    w/CDSC
--------------------------------------------------------------------------------
1 year        33.46%    25.78%        32.55%    27.55%           32.80%   31.80%
--------------------------------------------------------------------------------
5 years       17.10     15.72         16.23     16.01            16.99    16.99
--------------------------------------------------------------------------------
10 years      14.75     14.07         14.23     14.23            14.69    14.69
--------------------------------------------------------------------------------



(1) Date fund adopted current investment objective.
    Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. The CDSC returns reflect the maximum charges of 5% for one year, 2% for five years for Class B shares and 1% for one year for Class C shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
    Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception dates of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception date of the newer class shares would have been lower.
    The Standard & Poor's Midcap 400 Index is an unmanaged index that tracks the performance of middle capitalization U.S. stocks. Unlike mutual funds, an index does not incur fees or charges and it is not possible to invest in an index.

                         INVESTMENT PORTFOLIO
               APRIL 30, 1998 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 65.8%                                COUNTRY           SHARES                 VALUE
---------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.2%
 Building Construction - 0.9%
 Centex Corp.                                                             172           $     5,984
 Volker Wessels Stevin NV                           Ne                    297                 9,879
                                                                                        -----------
                                                                                             15,863
                                                                                        -----------

 Heavy Construction - Non Building Construction - 0.3%
 Grupo Acciona SA                                   Sp                     20                 4,497
                                                                                        -----------

---------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 16.5%
 Depository Institutions - 4.0%
 AmSouth Bancorporation                                                    10                   624
 Banco de Santander SA                              Sp                     54                 2,850
 Bank of Montreal                                   Ca                    398                21,696
 Canadian Imperial Bank of Commerce                 Ca                    547                19,286
 First Empire State Corp.                                                   4                 2,040
 Greenpoint Financial Corp.                                               115                 4,556
 National Australia Bank Ltd.                       Au                  1,000                14,163
 Toronto Dominion Bank                              Ca                     50                 2,281
                                                                                        -----------
                                                                                             67,496
                                                                                        -----------

 Holding & Other Investment Companies - 1.3%
 Fortis Amev NV                                     Ne                    247                14,410
 Sofina SA                                          Be                      8                 7,631
                                                                                        -----------
                                                                                             22,041
                                                                                        -----------

 Insurance Carriers - 5.8%
 Allstate Corp.                                                           261                25,106
 Cigna Corp.                                                              115                23,756
 Old Republic International Corp.                                         195                 8,831
 Orion Capital Corp.                                                       29                 1,603
 St. Paul Cos., Inc.                                                       95                 8,051
 Sunamerica, Inc.                                                         176                 8,794
 Travelers Group, Inc.                                                    269                16,438
 United Healthcare Corp.                                                   75                 5,269
                                                                                        -----------
                                                                                             97,848
                                                                                        -----------

 Nondepository Credit Institutions - 0.4%
 Associates First Capital Corp.                                            48                 3,624
 The Money Store, Inc.                                                    114                 3,758
                                                                                        -----------
                                                                                              7,382
                                                                                        -----------

 Real Estate - 0.1%
 New World Development Co., Ltd.                    HK                    500                 1,423
                                                                                        -----------

                                       7



                               Investment Portfolio/April 30, 1998
---------------------------------------------------------------------------------------------------
COMMON STOCKS - CONT.                            COUNTRY               SHARES                 VALUE
---------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - CONT.
 Security Brokers & Dealers - 4.9%
 A.G. Edwards, Inc.                                                       648           $    29,163
 Bear Stearns Cos., Inc.                                                   89                 5,105
 Merrill Lynch & Co., Inc.                                                366                32,152
 Paine Webber Group, Inc.                                                 366                16,415
                                                                                        -----------
                                                                                             82,835
                                                                                        -----------

---------------------------------------------------------------------------------------------------
MANUFACTURING - 30.1%
 Chemicals & Allied Products - 6.8%
 Air Products & Chemicals, Inc.                                            50                 4,347
 Akzo Nobel NV ADR                                  Ne                     63                 6,529
 Bristol-Myers Squibb Co.                                                 379                40,127
 Dexter Corp.                                                               5                   207
 Great Lakes Chemical Corp.                                               100                 5,025
 International Specialty Products, Inc. (a)                               210                 4,187
 Johnson & Johnson                                                         71                 5,068
 Merck & Co., Inc.                                                        240                28,920
 Nalco Chemical Co.                                                        60                 2,385
 Norsk Hydro AS                                     No                     30                 1,480
 Olin Corp.                                                               174                 8,145
 Pfizer, Inc.                                                              64                 7,329
                                                                                        -----------
                                                                                            113,749
                                                                                        -----------

 Electric Components - 0.3%
 Sci Systems, Inc. (a)                                                    116                 4,778
                                                                                         -----------

 Fabricated Metal - 0.4%
 Danaher Corp.                                                             17                 1,186
 Harsco Corp.                                                             107                 4,931
                                                                                        -----------
                                                                                              6,117
                                                                                        -----------

 Food & Kindred Products - 0.5%
 Archer Daniels Midland Co.                                               395                 8,498
                                                                                         -----------

 Furniture & Fixtures - 0.8%
 Herman Miller, Inc.                                                      130                 3,924
 Masco Corp.                                                              170                 9,860
                                                                                        -----------
                                                                                             13,784
                                                                                        -----------

 Machinery & Computer Equipment - 6.0%
 Bucher Holding                                     Sz                      6                 7,231
 Caterpillar, Inc.                                                        210                11,957
 Compaq Computer Corp.                                                  1,073                30,111
 Cummins Engine Co., Inc.                                                  96                 5,198
 Lexmark International Group, Inc.  (a)                                   142                 8,218
 Pitney Bowes, Inc.                                                       120                 5,760


                                       8



                               Investment Portfolio/April 30, 1998
---------------------------------------------------------------------------------------------------

 Sun Microsystems, Inc. (a)                                               532           $    21,912
 Timken Co.                                                               179                 7,149
 Western Digital Corp.  (a)                                               164                 3,239
                                                                                        -----------
                                                                                            100,775
                                                                                        -----------

 Measuring & Analyzing Instruments - 0.6%
 Biomet, Inc.                                                              55                 1,650
 Tektronix, Inc.                                                          179                 7,708
                                                                                        -----------
                                                                                              9,358
                                                                                        -----------

 Miscellaneous Manufacturing - 0.6%
 Callaway Golf Co.                                                        395                10,764
                                                                                        -----------

 Petroleum Refining - 3.8%
 Amerada Hess Corp.                                                       212                12,179
 British Petroleum Co., PLC                         UK                     26                 2,462
 Exxon Corp.                                                              174                12,691
 Mobil Corp.                                                              107                 8,485
 Murphy Oil Corp.                                                          30                 1,543
 Phillips Petroleum Co.                                                   235                11,652
 USX-Marathon Group                                                       410                14,687
                                                                                        -----------
                                                                                             63,699
                                                                                        -----------

 Primary Metal - 0.1%
 Bethlehem Steel Corp.  (a)                                               150                 2,334
                                                                                        -----------

 Primary Smelting - 0.8%
 Phelps Dodge Corp.                                                       191                12,801
                                                                                        -----------

 Printing & Publishing - 0.6%
 Harte-Hanks Communications                                               173                 3,929
 Meredith Corp.                                                           160                 6,880
                                                                                        -----------
                                                                                             10,809
                                                                                        -----------

 Rubber & Plastic - 1.7%
 Cooper Tire & Rubber Co.                                                 200                 4,775
 Goodyear Tire & Rubber Co.                                               100                 6,986
 Illinois Tool Works, Inc.                                                 75                 5,287
 Premark International, Inc.                                              215                 7,176
 Wynn's International, Inc.                                               220                 4,950
                                                                                        -----------
                                                                                             29,174
                                                                                        -----------

 Tobacco Products - 0.7%
 Gallaher Group PLC ADR                             UK                    553                11,375
                                                                                        -----------

                                       9



                               Investment Portfolio/April 30, 1998
---------------------------------------------------------------------------------------------------
COMMON STOCKS - 65.8%                            COUNTRY               SHARES                 VALUE
---------------------------------------------------------------------------------------------------
MANUFACTURING - CONT.
 Transportation Equipment - 6.4%
 Arvin Industries, Inc.                                                    44           $     1,813
 Eaton Corp.                                                              154                14,226
 Ford Motor Co.                                                           185                 8,475
 General Dynamics Corp.                                                   428                18,100
 General Motors Corp.                                                     115                 7,748
 Harley-Davidson, Inc.                                                    160                 5,760
 Paccar, Inc.                                                              39                 2,330
 Peugeot SA                                         Fr                     20                 3,469
 Textron, Inc.                                                            460                35,995
 Thiokol Corp.                                                            142                 7,650
 Toyota Motor Corp. ADR                             Ja                     27                 1,418
                                                                                        -----------
                                                                                            106,984
                                                                                        -----------

---------------------------------------------------------------------------------------------------
MINING & ENERGY- 0.5%
 Metal Mining - 0.1%
 Cleveland-Cliffs, Inc.                                                    27                 1,501
                                                                                        -----------

 Oil & Gas Extraction - 0.4%
 Helmerich & Payne                                                        213                 6,490
                                                                                        -----------

---------------------------------------------------------------------------------------------------
RETAIL TRADE - 4.8%
 Apparel & Accessory Stores - 1.0%
 Albertson's, Inc.                                                        135                 6,750
 Kroger Corp.  (a)                                                        218                 9,129
                                                                                        -----------
                                                                                             15,879
                                                                                        -----------

 General Merchandise Stores - 2.6%
 Family Dollar Stores, Inc.                                               225                 7,650
 Kmart Corp.                                                              335                 5,842
 Sears, Roebuck & Co.                                                     511                30,285
                                                                                        -----------
                                                                                             43,777
                                                                                        -----------

 Home Furnishings & Equipment - 0.2%
 CompUSA, Inc. (a)                                                        166                 3,089
                                                                                        -----------

 Miscellaneous Retail - 1.0%
 Office Depot, Inc.  (a)                                                  500                16,563
                                                                                        -----------

---------------------------------------------------------------------------------------------------
SERVICES - 4.0%
 Business Services - 0.7%
 Omnicom Group, Inc.                                                      251                11,882
                                                                                        -----------

 Computer Software - 1.5%
 BMC Software, Inc.  (a)                                                  274                25,590
                                                                                        -----------

                                       10

                               Investment Portfolio/April 30, 1998
---------------------------------------------------------------------------------------------------

 Engineering, Accounting, Research & Management - 0.6%
 Corrections Corp. of America (a)                                         156           $     4,321
 International-Muller NV                            Ne                    146                 5,041
                                                                                        -----------
                                                                                              9,362
                                                                                        -----------

 Health Services - 1.2%
 Healthsouth Rehabilitation Corp. (a)                                     220                 6,641
 Lincare Holdings, Inc. (a)                                               113                 9,159
 Universal Health Services, Inc., Class B (a)                              83                 4,778
                                                                                        -----------
                                                                                             20,578
                                                                                        -----------

---------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 7.3%
 Air Transportation - 1.4%
 AMR Corp.  (a)                                                            75                11,428
 British Airways PLC ADR                            UK                      1                   115
 Delta Air Lines, Inc.                                                    105                12,206
                                                                                        -----------
                                                                                             23,749
                                                                                        -----------

 Electric Services - 2.3%
 DQE, Inc.                                                                 79                 2,702
 Energy East Corporation                                                  180                 7,515
 Enova Corp.                                                              224                 5,984
 Hawaiian Electric Industries, Inc.                                        42                 1,705
 Nipsco Industries, Inc.                                                  178                 4,773
 New England Electric System                                              126                 5,456
 Public Service Enterprise Group, Inc.                                    240                 8,061
 Union Electrica Fenosa SA                          Sp                    177                 2,286
                                                                                        -----------
                                                                                             38,482
                                                                                        -----------

 Gas Services - 1.1%
 Gas Y Electricidad SA                              Sp                    224                18,360
                                                                                        -----------

 Sanitary Services - 1.6%
 Severn Trent Water PLC                             UK                    382                 6,116
 United Utilities PLC                               UK                  1,096                15,232
 Yorkshire Water PLC                                UK                    742                 5,971
                                                                                        -----------
                                                                                             27,319
                                                                                        -----------

 Telecommunication - 0.8%
 Bell Atlantic Corp.                                                       80                 7,485
 US West Communications Group                                             101                 5,327
                                                                                        -----------
                                                                                             12,812
                                                                                        -----------

 Water Transportation - 0.1%
 Tidewater, Inc.                                                           48                 1,910
                                                                                        -----------

                                       11


                               Investment Portfolio/April 30, 1998
---------------------------------------------------------------------------------------------------
COMMON STOCKS - 65.8%                                COUNTRY           SHARES                 VALUE
---------------------------------------------------------------------------------------------------
WHOLESALE TRADE - 1.4%
 Durable Goods - 0.9%
 Beers NV                                           Ne                    213           $    12,933
 Pioneer Standard Electronics, Inc.                                       199                 2,498
                                                                                        -----------

                                                                                             15,431
                                                                                        -----------

 Nondurable Goods - 0.5%
 Bergen Brunswig Corp., Class A                                           177                 8,008
                                                                                        -----------

 TOTAL COMMON STOCKS (cost of $631,397)                                                   1,105,166
                                                                                        -----------

                                                MATURITIES
BONDS & NOTES - 30.2%                COUPON       FROM/TO              PAR
---------------------------------------------------------------------------------------------------
US GOVERNMENT & AGENCY OBLIGATIONS - 25.3%
 Government Agencies - 18.8%
 Federal Home Loan Mortage Corp.,
                                      6.000%    2009-2012  (b)       $ 38,214                37,800
                                                                                        -----------
 Federal National Mortgage Association:
                                      6.000%    2008-2009              56,491                55,712
                                      6.500%    2008-2023             114,362               114,145
                                      7.000%         2009  (b)         40,066                40,805
                                                                                        -----------
                                                                                            210,662
                                                                                        -----------
 Government National Mortgage Association:
                                      6.500%         2024              14,399                14,334
                                      7.000%    2023-2024              52,411                53,161
                                                                                        -----------
                                                                                             67,495
                                                                                        -----------

 Government Obligations - 6.5%
 U.S. Treasury Bond:
                                      7.875%         2021              20,736                25,382
                                      9.875%         2015  (c)         38,500                54,592
                                                                                        -----------
                                                                                             79,974
                                                                                        -----------
 U.S. Treasury Note,
                                      6.125%         2001              28,646                29,071
                                                                                        -----------

 TOTAL U.S. GOVERNMENT & AGENCY
    OBLIGATIONS (cost of $419,931)                                                          425,002
                                                                                        -----------

---------------------------------------------------------------------------------------------------
NON-AGENCY MORTGAGE BACKED & ASSET
BACKED SECURITIES - 1.8%
 Non-Agency Mortgage Backed - 0.9%
 Headlands Mortgage Securities Inc.,
 Series 1997-6 B2,
                                      7.000%     02/25/28               3,366                 3,435
 PNC Mortgage Securities Corp.,
 Series 1998-2 CB2,
                                      7.000%     03/25/28               3,495                 3,434


                                       12

                               Investment Portfolio/April 30, 1998
---------------------------------------------------------------------------------------------------

 Residential Accredit Loans, Inc.:
  Series 1997-QS11:
   Class M1,
                                      7.000%     10/25/12             $ 2,996           $     3,047
   Class M2,
                                      7.000%     10/25/12                 878                   888
   Class M3,
                                      7.000%     10/25/12                 413                   414
  Series 1997-QS13, Class M2,
                                      7.250%     12/25/27               4,414                 4,432
                                                                                        -----------
                                                                                             15,650
                                                                                        -----------

 Asset Backed Securities - 0.9%
 Delta Funding Home Equity Loan Trust,
 Series 1997-4, Class M1F,
                                      6.970%     01/25/28               5,000                 4,998
 GT 1995-6 B1
                                      7.700%     09/15/26               4,155                 4,198
 UCFC Home Equity Loan Corp.
  Series 1994-B2, Class A7,
                                      8.025%     08/10/25               5,152                 5,341
                                                                                        -----------
                                                                                             14,537
                                                                                        -----------
 TOTAL NON-AGENCY MORTGAGE BACKED & ASSET
    BACKED SECURITIES (cost of $30,252)                                                      30,187
                                                                                        -----------

CORPORATE FIXED INCOME BONDS & NOTES - 3.1%
---------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 0.9%
 Depository Institutions - 0.3%
 NationsBank Corp.,
                                      6.875%     02/15/05               2,000                 2,056
 Signet Bank,
                                      7.800%     09/15/06               2,000                 2,182
                                                                                        -----------
                                                                                              4,238
                                                                                        -----------

 Insurance Agents & Brokers - 0.1%
 GE Global Insurance Holdings Corp.,
                                      7.000%     02/15/26               1,000                 1,040
                                                                                        -----------

 Insurance Carriers - 0.1%
 Metropolitan Life Insurance Co.,
                                      6.300%     11/01/03               2,000                 1,989
                                                                                        -----------

 Nondepository Credit Insurance - 0.2%
 Associates Corp. of North America,
                                      6.875%     11/15/08               1,000                 1,030
 General Motors Acceptance Corp.,
                                      6.125%     01/22/08               2,000                 1,957


                               Investment Portfolio/April 30, 1998
---------------------------------------------------------------------------------------------------
BONDS & NOTES - CONT.                                                    PAR                 VALUE
---------------------------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - CONT.
---------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - CONT.
 Nondepository Credit Insurance - Cont.
 Household Finance Corp.,
                                      7.625%     01/15/03             $ 1,000           $     1,053
                                                                                        -----------
                                                                                              4,040
                                                                                        -----------

 Security Brokers & Dealers - 0.2%
 Bear Stearns Co., Inc.,
                                      6.500%     08/01/02               1,000                 1,011
 Merrill Lynch & Co., Inc.,
                                      6.000%     02/12/03               1,000                   995
 Morgan Stanley, Dean Witter, Discover and Co.,
                                      8.100%     06/24/02               1,000                 1,068
 Salomon, Inc.,
                                      7.300%     05/15/02               1,000                 1,038
                                                                                        -----------
                                                                                              4,112
                                                                                        -----------

---------------------------------------------------------------------------------------------------
MANUFACTURING - 0.5%
 Chemical & Allied Products - 0.1%
 Dow Chemical,
                                      7.375%     03/01/23               1,000                 1,056
                                                                                        -----------

 Food & Kindred Products - 0.1%
 Coca-Cola Enterprises,
                                      6.950%     11/15/26               1,000                 1,019
                                                                                        -----------

 Miscellaneous Manufacturing - 0.1%
 Raytheon Co.,
                                      6.750%     08/15/07               2,000                 2,044
                                                                                        -----------

 Petroleum Refining - 0.1%
 Enterprise Oil PLC,
                                      6.700%     09/15/07               1,000                 1,008
                                                                                        -----------

 Transportation Equipment - 0.1%
 Ford Motor Co.,
                                      7.125%     11/15/25               2,000                 2,070
                                                                                        -----------

---------------------------------------------------------------------------------------------------
RETAIL TRADE - 0.2%
 General Merchandise Stores - 0.1%
 Dillard Department Stores Inc.,
                                      6.625%     01/15/18               1,000                   984
                                                                                        -----------

 Miscellaneous Retail - 0.1%
 Dayton Hudson Corp.,
                                      7.250%     09/01/04               2,000                 2,097
                                                                                        -----------

                                       14



                               Investment Portfolio/April 30, 1998
---------------------------------------------------------------------------------------------------
SERVICES - 0.3%
 Business Services
 Federal Express,
                                      7.500%     01/15/18             $ 4,463           $     4,847
                                                                                        -----------

---------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC GAS & SANITARY SERVICES - 1.2%
 Air Transportation - 0.1%
 Lockheed Martin Corp.,
                                      7.250%     05/15/06               2,000                 2,101
                                                                                        -----------

 Broadcasting - 0.1%
 News America Holdings,
                                      7.375%     10/17/08               2,000                 2,088
                                                                                        -----------

 Cable - 0.1%
 Comcast Cable Communications, Inc.,
                                      8.375%     05/01/07               1,000                 1,111
 TCI Communications Inc.,
                                      8.650%     09/15/04               1,000                 1,110
                                                                                        -----------
                                                                                              2,221
                                                                                        -----------

 Electrical Services - 0.2%
 Arizona Pub Service Co.,
                                      6.250%     01/15/05               1,000                   980
 Houston Lighting & Power Co.,
                                      6.500%     04/21/03               2,000                 2,018
                                                                                        -----------
                                                                                              2,998
                                                                                        -----------

 Gas Services - 0.2%
 Panhandle Eastern Corp.,
                                      7.250%     05/15/05               2,000                 2,098
 Sonat, Inc.,
                                      6.875%     06/01/05               1,000                 1,020
                                                                                        -----------
                                                                                              3,118
                                                                                        -----------

 Pipelines - 0.1%
 SFP Pipeline Holdings,
                                     11.160%      8/15/10  (d)            600                 1,056
                                                                                        -----------

 Railroad - 0.2%
 Norfolk Southern Corp.,
                                      7.800%     05/15/27               1,000                 1,127


                                       15


                               Investment Portfolio/April 30, 1998
---------------------------------------------------------------------------------------------------
BONDS & NOTES - CONT.                                                    PAR                 VALUE
---------------------------------------------------------------------------------------------------
CORPORATE FIXED INCOME BONDS & NOTES - CONT.
---------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC
 GAS & SANITARY SERVICES - CONT.
 Railroad - Cont.
 Union Pacific Corp.,
                                      9.625%     12/15/02             $ 2,000           $     2,259
                                                                                        -----------
                                                                                              3,386
                                                                                        -----------

 Telecommunications - 0.2%
 GTE Corp.,
                                      6.840%     04/15/18               2,000                 1,989
 Pacific Bell,
                                      6.875%     08/15/06               2,000                 2,078
                                                                                        -----------
                                                                                              4,067
                                                                                        -----------

 TOTAL CORPORATE FIXED INCOME
    BONDS & NOTES (cost of $51,553)                                                          51,579
                                                                                        -----------

 TOTAL BONDS & NOTES (cost $501,736)                                                        506,768
                                                                                        -----------

 TOTAL INVESTMENTS - 96.0% (cost of $1,133,133)(e)                                        1,611,934
                                                                                        -----------

SHORT-TERM OBLIGATIONS - 5.1%
---------------------------------------------------------------------------------------------------
 Repurchase agreement with ABN AMRO Chicago Corp., dated 4/30/98, due
 05/01/98 at 5.520%, collateralized by U.S. Treasury notes with various maturities to 2005, market value
 $88,679, (repurchase proceeds $86,479)                                86,466                86,466
                                                                                        -----------

OTHER ASSETS & LIABILITIES, NET - (1.1)%                                                    (18,165)
---------------------------------------------------------------------------------------------------

 NET ASSETS - 100%                                                                      $ 1,680,235
                                                                                        -----------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) These securities, or a portion thereof, have been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(c) These securities, or a portion thereof, with a total market value of $35,449 are being used to collateralize the delayed delivery purchase indicated in note (b) above.
(d) Interest rates change quarterly. The rate listed is as of April 30, 1998.
(e) Cost for federal income tax purposes is $1,135,258.

                                   Investment Portfolio/April 30, 1998

---------------------------------------------------------------------------------------------------

Summary of Securities
by Country                               Country                      Value            % of Total
---------------------------------------------------------------------------------------------------
United States                                                       1,413,620              87.7
Netherlands                                 Ne                         48,792               3.0
Canada                                      Ca                         43,263               2.7
United Kingdom                              UK                         41,451               2.6
Spain                                       Sp                         27,993               1.7
Australia                                   Au                         14,163               0.9
Belgium                                     Be                          7,631               0.5
Switzerland                                 Sz                          7,231               0.4
France                                      Fr                          3,469               0.2
Norway                                      No                          1,480               0.1
Hong Kong                                   HK                          1,423               0.1
Japan                                       Ja                          1,418               0.1
                                                                  -----------           -------
                                                                   $1,611,934             100.0%
                                                                  -----------           -------

 Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

    Acronym                                     Name
 ---------------                           ---------------
      ADR                            American Depositary Receipt






See notes to financial statements.

                        STATEMENT OF ASSETS & LIABILITIES
                           APRIL 30, 1998 (UNAUDITED)
(in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $1,133,133)                                                        $ 1,611,934
Short-term obligations                                                                             86,466
                                                                                            -------------
                                                                                                1,698,400
Cash held in foreign banks (cost $269)                                     $  270
Receivable for:
  Investments sold                                                          7,076
  Interest                                                                  5,505
  Fund shares sold                                                          2,339
  Dividends                                                                 1,641
  Foreign tax reclaims                                                        133
Other                                                                         236                  17,200
                                                                        ---------           -------------

    Total Assets                                                                                1,715,600

LIABILITIES
Payable for:
  Investments purchased                                                    33,625
  Fund shares repurchased                                                   1,684
Accrued:
  Deferred Trustees fees                                                       12
Other                                                                          44
                                                                        ---------
    Total Liabilities                                                                              35,365
                                                                                            -------------

NET ASSETS                                                                                    $ 1,680,235
                                                                                            -------------

Net asset value & redemption price per share -
Class A ($1,005,092/92,016)                                                                        $10.92
                                                                                            -------------
Maximum offering price per share - Class A
($10.92/0.9425)                                                                                    $11.59(a)
                                                                                            -------------
Net asset value & offering price per share -
Class B ($651,802/59,802)                                                                          $10.90(b)
                                                                                            -------------
Net asset value & offering price per share -
Class C ($3,779/347)                                                                               $10.90(b)
                                                                                            -------------
Net asset value, offering and redemption price
per share - Class Z ($19,562/1,789)                                                                $10.93
                                                                                            -------------
COMPOSITION OF NET ASSETS
Capital paid in                                                                               $ 1,146,175
Undistributed net investment income                                                                 3,122
Accumulated net realized gain                                                                      52,160
Net unrealized appreciation (depreciation) on:
  Investments                                                                                     478,801
  Foreign currency transactions                                                                       (23)
                                                                                            -------------
                                                                                              $ 1,680,235
                                                                                            -------------

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See notes to financial statements.

                            STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED APRIL 30, 1998
                                  (UNAUDITED)
(in thousands)

INVESTMENT INCOME
Dividends                                                                                         $ 8,624
Interest                                                                                           17,440
                                                                                                ---------
     Total investment income (net of nonrebatable
     foreign taxes withheld at source which
     amounted to $308)                                                                             26,064

EXPENSES
Management fee                                                            $ 4,211
Service fee - Class A, B, C                                                 1,895
Distribution fee - Class B                                                  2,285
Distribution fee - Class C                                                      6
Transfer agent                                                              2,246
Bookkeeping fee                                                               253
Custodian fee                                                                  61
Registration fee                                                               37
Trustees fee                                                                   40
Audit fee                                                                      18
Reports to shareholders                                                        15
Legal fee                                                                       5
Other                                                                          75                  11,147
                                                                         --------               ---------
       Net Investment Income                                                                       14,917
                                                                                                ---------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
Investments                                                                52,317
Foreign currency transactions                                                  35
                                                                         --------
    Net Realized Gain                                                                              52,352
Net unrealized appreciation (depreciation) during
the period on:
Investments                                                               129,658
Foreign currency transactions                                                  (4)
                                                                         --------
    Net Unrealized Appreciation                                                                   129,654
                                                                                                ---------
       Net Gain                                                                                   182,006
                                                                                                ---------
Increase in Net Assets from Operations                                                          $ 196,923
                                                                                                ---------



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      (Unaudited)
                                                                       Six months
                                                                         ended                Year ended
(in thousands)                                                         April 30               October 31
                                                                     ------------            ------------
INCREASE (DECREASE) IN NET ASSETS                                        1998                   1997 (a)
Operations:
Net investment income                                                    $ 14,917                $ 17,677
Net realized gain                                                          52,352                 195,193
Net unrealized appreciation                                               129,654                 107,060
                                                                     ------------            ------------
    Net Increase from Operations                                          196,923                 319,930
Distributions:
From net investment income - Class A                                      (10,488)                (12,073)
From net realized gains - Class A                                        (118,280)                (45,097)
From net investment income - Class B                                       (4,381)                 (3,556)
From net realized gains - Class B                                         (75,040)                (27,199)
From net investment income - Class C                                          (14)                     (1)
From net realized gains - Class C                                             (96)                    -
From net investment income - Class Z                                         (219)                   (250)
From net realized gains - Class Z                                          (2,159)                   (810)
                                                                     ------------            ------------
                                                                          (13,754)                230,944
                                                                     ------------            ------------
Fund Share Transactions:
Receipts for shares sold - Class A                                         50,859                 164,595
Value of distributions reinvested - Class A                               117,359                  51,722
Cost of shares repurchased - Class A                                      (68,428)               (203,099)
                                                                     ------------            ------------
                                                                           99,790                  13,218
                                                                     ------------            ------------
Receipts for shares sold - Class B                                         50,118                  90,821
Value of distributions reinvested - Class B                                75,235                  29,053
Cost of shares repurchased - Class B                                      (45,977)                (83,019)
                                                                     ------------            ------------
                                                                           79,376                  36,855
                                                                     ------------            ------------
Receipts for shares sold - Class C                                          3,327                     701
Value of distributions reinvested - Class C                                   108                       1
Cost of shares repurchased - Class C                                         (402)                    (15)
                                                                     ------------            ------------
                                                                            3,033                     687
                                                                     ------------            ------------
Receipts for shares sold - Class Z                                          1,395                     326
Value of distributions reinvested - Class Z                                 2,378                   1,060
Cost of shares repurchased - Class Z                                         (312)                 (1,193)
                                                                     ------------            ------------
                                                                            3,461                     193
                                                                     ------------            ------------
Net Increase from Fund Share
  Transactions                                                            185,660                  50,953
                                                                     ------------            ------------
        Total Increase                                                    171,906                 281,897
NET ASSETS
Beginning of period                                                     1,508,329               1,226,432
                                                                     ------------            ------------
End of period (including undistributed net
  investment income of $3,122 and $3,371,
  respectively)                                                       $ 1,680,235               1,508,329
                                                                     ------------            ------------

(a) Class C shares were initially offered on August 1, 1997.


See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                                      (Unaudited)
                                                                       Six months
                                                                         ended                Year ended
(in thousands)                                                         April 30               October 31
                                                                     ------------            ------------
NUMBER OF FUND SHARES                                                    1998                    1997 (a)
Sold - Class A                                                            4,762                   16,206
Issued for distributions reinvested - Class A                            11,755                    5,631
Repurchased - Class A                                                    (6,411)                 (19,943)
                                                                      ---------                ---------
                                                                         10,106                    1,894
                                                                      ---------                ---------
Sold - Class B                                                            4,708                    8,949
Issued for distributions reinvested - Class B                             7,557                    3,199
Repurchased - Class B                                                    (4,319)                  (8,150)
                                                                      ---------                ---------
                                                                          7,946                    3,998
                                                                      ---------                ---------
Sold - Class C                                                              313                       62
Issued for distributions reinvested - Class C                                11                     (b)
Repurchased - Class C                                                       (38)                      (1)
                                                                      ---------                ---------
                                                                            286                       61
                                                                      ---------                ---------
Sold - Class Z                                                              134                       34
Issued for distributions reinvested - Class Z                               238                      115
Repurchased - Class Z                                                       (30)                    (129)
                                                                      ---------                ---------
                                                                            342                       20
                                                                      ---------                ---------



(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.


See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                           APRIL 20, 1998 (UNAUDITED)


NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of The Colonial Fund (the Fund), a series of Colonial Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
Organization: The Fund is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek primarily income and capital growth and, secondarily, capital preservation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, please refer to a prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at

                  Notes to Financial Statements/April 30, 1998
--------------------------------------------------------------------------------

amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Determination of class net asset values and financial highlights: All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal income taxes: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest Income, debt discount and premium: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

                  Notes to Financial Statements/April 30, 1998
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
Foreign currency transactions: Net realized and unrealized gains (losses) on foreign currency transactions includes the fluctuation in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Forward currency contracts: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains or losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                  Notes to Financial Statements/April 30, 1998
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
Management fee: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average net assets as follows:

                 Average Net Assets                Annual Fee Rate
                -----------------------       -------------------------
                 First $1 billion                       0.55%
                 Over $1 billion                        0.50%

Bookkeeping fee: The Adviser provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

                 Average Net Assets                Annual Fee Rate
                -----------------------       -------------------------
                   First $50 million                  No charge
                   Next $950 million                   0.035%
                   Next $1 billion                     0.025%
                   Next $1 billion                     0.015%
                   Over $3 billion                     0.001%

Transfer agent: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective October 1, 1997 and continuing through September 30, 1998, the Transfer Agent fee will be reduced by 0.0012% in cumulative monthly increments, resulting in a decrease in the fee from 0.25% to 0.236% annually.

Underwriting discounts, service and distribution fees: Liberty Financial Investments, Inc., (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the six months ended April 30, 1998, the Fund has been advised that the Distributor retained net underwriting discounts of $100,781 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $377,966 and $1,766 on Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only. The plan also requires the payment of a service fee to the Distributor on Class A, Class B and Class C shares as follows:

            Value of shares                                       Annual
      outstanding on the 20th of                                   Fee
     each month which were issued                                  Rate
----------------------------------------                       -------------
         Prior to April 1, 1989                                    0.15%
       On or after April 1, 1989                                   0.25%

                  Notes to Financial Statements/April 30, 1998
--------------------------------------------------------------------------------
NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Other: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
Investment activity: During the six months ended April 30, 1998, purchases and sales of investments, other than short-term obligations, were $622,155,967 and $615,300,992, of which $262,258,372 and $139,959,344, respectively, were U.S.
government securities.

Unrealized appreciation (depreciation) at April 30, 1998, based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation                    $481,456,907
Gross unrealized depreciation                      (4,781,123)
                                                -------------
        Net unrealized appreciation              $476,675,784
                                                -------------

Other: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended April 30, 1998.

                 FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                       (Unaudited)
                                                 Six months ended April 30
                           ----------------------------------------------------------------------
                                                          1998
                            Class A           Class B                Class C            Class Z
                           ----------        ----------             ----------         ----------
Net asset value -
   Beginning of period      $ 11.160          $ 11.140               $ 11.150           $ 11.170
                           ----------        ----------             ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (a)                    0.115             0.075                  0.075              0.128
Net realized and
unrealized gain (a)            1.215             1.213                  1.215              1.215
                           ----------        ----------             ----------         ----------
   Total from Investment
      Operations               1.330             1.288                  1.290              1.343
                           ----------        ----------             ----------         ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                       (0.120)           (0.078)                (0.090)            (0.133)
From net
realized gains                (1.450)           (1.450)                (1.450)            (1.450)
                           ----------        ----------             ----------         ----------
 Total Distributions
  Declared to
  Shareholders                (1.570)           (1.528)                (1.540)            (1.583)
                           ----------        ----------             ----------         ----------
Net asset value -
  End of period             $ 10.920          $ 10.900               $ 10.900           $ 10.930
                           ----------        ----------             ----------         ----------
Total return (b)              13.33%(c)         12.93%(c)              12.94%(c)          13.46%(c)
                           ----------        ----------             ----------         ----------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                   1.12%(e)          1.87%(e)               1.87%(e)           0.88%(e)
Net investment
 income (d)                    2.17%(e)          1.42%(e)               1.42%(e)           2.41%(e)
Portfolio turnover               40%(c)            40%(c)                 40%(c)             40%(c)
Average commission rate     $ 0.0343          $ 0.0343               $ 0.0343           $ 0.0343
Net assets at end
of period (000)           $1,005,092          $651,802                 $3,779            $19,562

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Annualized.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                                     Year ended October 31
                              ----------------------------------------------------------------
                                                         1997
                            Class A           Class B               Class C (b)          Class Z
                           ----------        ----------             ----------         ----------
Net asset value -
   Beginning of period       $ 9.490           $ 9.480               $ 11.320            $ 9.500
                           ----------        ----------             ----------         ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (a)                    0.160             0.081                  0.199              0.184
Net realized and
unrealized gain (loss)(a)      2.225             2.217                 (0.345) (d)         2.225
                           ----------        ----------             ----------         ----------
   Total from Investment
      Operations               2.385             2.298                 (0.146)            2.409
                           ----------        ----------             ----------         ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
 income                       (0.147)           (0.070)                (0.024)            (0.171)
From net
realized gains                (0.568)           (0.568)                   -               (0.568)
                           ----------        ----------             ----------         ----------
 Total Distributions
  Declared to
  Shareholders                (0.715)           (0.638)                (0.024)            (0.739)
                           ----------        ----------             ----------         ----------
Net asset value -
  End of period              $ 11.16           $ 11.14                $ 11.15            $ 11.17
                           ----------        ----------             ----------         ----------
Total return (e)              26.83%            25.81%                (1.30)% (f)         27.10%
                           ----------        ----------             ----------         ----------
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                   1.14%             1.89%                  1.86% (h)          0.90%
Net investment
 income (g)                    1.56%             0.81%                  1.01% (h)          1.80%
Portfolio turnover               71%               71%                    71%                71%
Average commission rate (i) $ 0.0331          $ 0.0331               $ 0.0331           $ 0.0331
Net assets at end
of period (000)             $913,956          $577,539                   $676           $16,158

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Class Z shares were initially offered on July 31, 1995. Per share amounts reflect activity from that date.
(d) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Not annualized.

                    FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period

                                  Year ended October 31
 ----------------------------------------------------------------------------------------
                   1996                                           1995
  Class A        Class B         Class Z         Class A         Class B       Class Z (c)
 ---------      ---------       ---------       ---------       ---------      ----------
  $ 8.940        $ 8.930         $ 8.940         $ 8.060         $ 8.050         $ 8.780
 ---------      ---------       ---------       ---------       ---------       ---------


    0.165          0.097           0.186           0.200           0.137           0.041

    1.183          1.182           1.192           1.393           1.395           0.167
 ---------      ---------       ---------       ---------       ---------       ---------

    1.348          1.279           1.378           1.593           1.532           0.208
 ---------      ---------       ---------       ---------       ---------       ---------


   (0.162)        (0.093)         (0.182)         (0.212)         (0.151)         (0.048)

   (0.636)        (0.636)         (0.636)         (0.501)         (0.501)             -
 ---------      ---------       ---------       ---------       ---------       ---------


   (0.798)        (0.729)         (0.818)         (0.713)         (0.652)         (0.048)
 ---------      ---------       ---------       ---------       ---------       ---------

  $ 9.490        $ 9.480         $ 9.500         $ 8.940         $ 8.930         $ 8.940
 ---------      ---------       ---------       ---------       ---------       ---------
   16.11%         15.27%          16.50%          21.72%          20.84%           2.02% (f)
 ---------      ---------       ---------       ---------       ---------       ---------


    1.15%          1.90%           0.91%           1.16%           1.93%           0.93% (h)

    1.82%          1.07%           2.06%           2.43%           1.66%           2.66% (h)
      38%            38%             38%             66%             66%             66%
$  0.0347      $  0.0347        $ 0.0347             -               -               -

$ 759,409      $ 453,468        $ 13,555       $ 667,611       $ 353,831         $ 3,659

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(h) Annualized.
(i) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                  FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                  Year ended October 31
                                 ---------------------------------------------------------
                                           1994                           1993(b)
                                  Class A        Class B         Class A         Class B
                                 ---------      ---------       ---------       ----------
Net asset value -
  Beginning of period             $ 8.410        $ 8.400         $ 7.390         $ 7.390
                                 ---------      ---------       ---------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income (a)                         0.171          0.109           0.156           0.104
Net realized and
unrealized gain (loss)(a)          (0.116)        (0.111)          1.293           1.282
                                 ---------      ---------       ---------       ----------
  Total from Investment
    Operations                      0.055         (0.002)          1.449           1.386
                                 ---------      ---------       ---------       ----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
income                             (0.160)        (0.103)         (0.147)         (0.094)
From net
realized gains                     (0.245)        (0.245)         (0.282)         (0.282)
                                 ---------      ---------       ---------       ----------
Total Distributions
  Declared to
  Shareholders                     (0.405)        (0.348)         (0.429)         (0.376)
                                 ---------      ---------       ---------       ----------
Net asset value -
  End of period                   $ 8.060        $ 8.050         $ 8.410         $ 8.400
                                 ---------      ---------       ---------       ----------
Total return (c)                    0.74%        (0.04)%          20.21%          19.38%
                                 ---------      ---------       ---------       ----------

RATIOS TO AVERAGE NET ASSETS
Expenses                            1.14%          1.89%           1.10%           1.85%
Net investment
income                              2.07%          1.32%           1.94%           1.19%
Portfolio turnover                    54%            54%             14%             14%
Net assets at end
of period (000)                 $ 555,275      $ 264,122        $520,706        $124,161

(a) Per share data was calculated using average shares outstanding during the period.
(b) All per share amounts have been restated to reflect the 3 for 1 stock split effective December 10, 1993.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

                     IMPORTANT INFORMATION ABOUT THIS REPORT


The Transfer Agent for The Colonial Fund is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


The Colonial Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of The Colonial Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objective and operating policies of the Fund.

                                    TRUSTEES
ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President--Operations, The Rockport Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board and Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

ROBERT L. SULLIVAN
Retired Partner, Peat Marwick Main & Co. (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)








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                 Distributor for Colonial Funds, Stein Roe Advisor Funds and
                 Newport Funds
                 One Financial Center, Boston, MA 02111-2621


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